Shareholder Report, Average Annual Return (Details) 423800_The Internet Fund_Advisor Class A_TSR Annual {Advisor Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Average Annual Return, Percent	(14.49%)	11.11%	14.53%
Without Sales Load [Member] | Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (without sales charge)
Average Annual Return, Percent	(9.27%)	12.43%	15.21%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	21.14%	13.35%	17.66%
NASDAQ Composite Index Price [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index Price
Average Annual Return, Percent	20.36%	12.52%	16.59%